The Resource Real Estate Diversified Income Fund (“Predecessor Fund”) reorganized with and into the Goldman Sachs Real Estate Diversified Income Fund (“Fund”) as of the close of business on May 15, 2020. The Predecessor Fund was the accounting survivor in the reorganization, and as such, information provided for the period through May 15, 2020 reflects that of the Predecessor Fund and was provided by Resource Real Estate, LLC, the manager of the Predecessor Fund.